Leases - Lease term and discount rate (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Leases
Weighted average remaining lease term (in years)	9 years 4 months 24 days
Weighted average discount rate (as a percent)	5.50%
Cash paid for amounts included in the measurement of lease liabilities:
Operating lease payments, included in cash flows from operating activities	$ 1,012
Non-cash additions to operating lease assets	$ 13,929